Current Tax Assets and Liabilities	12 Months Ended
Dec. 31, 2018
Disclosure Of Current Tax Assets And Liabilities [Abstract]
Current Tax Assets and Liabilities

15.  CURRENT TAX ASSETS AND LIABILITIES

a) The detail of current tax receivables as of December 31, 2018 and 2017 is as follows:

	Balance as of
	12-31-2018	12-31-2017
Tax Receivables	ThUS$	ThUS$

Monthly provisional tax payments	44,798	43,235
Other	6,196	4,158

Total	50,994	47,393

a) The detail of current tax payables as of December 31, 2018 and 2017, is as follows:

	Balance as of
	12-31-2018	12-31-2017
Tax Payables	ThUS$	ThUS$

Income tax	192,924	172,638

Total	192,924	172,638